Employee Benefit - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Retirement Benefits [Abstract]
Contributions for employee benefits	¥ 70,850	$ 10,131	¥ 71,841	¥ 54,275